EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2016
EARNINGS PER SHARE [Abstract]
EARNINGS PER SHARE
16.	EARNINGS PER SHARE

The following table sets forth the calculation of basic and diluted earnings per common share using the two-class method (dollars in thousands, except per share data):

	Year ended December 31, 2016	Year ended December 31, 2015	Year ended December 31, 2014
Numerator
Net income (loss)	$(29,112)	$22,798	$60,184
Less:
Dividends declared and paid to shareholders	—	(41,388)	(41,392)
Dividend equivalents paid to vested RSUs and SARs	—	(1,054)	(1,426)
Net income (loss) attributable to common shareholders	$(29,112)	$(19,644)	$17,366
Denominator
Weighted average shares outstanding-Basic	33,239,001	41,222,690	41,405,211
Dilutive common equivalent shares:
RSUs	—	7,950	48,674
SARs	—	84,509	73,699
Weighted average shares outstanding-Diluted	33,239,001	41,315,149	41,527,584
Earnings per (loss) share:
Basic
Distributed earnings	$—	$1.00	$1.00
Undistributed income (excess distribution)	$(0.88)	$(0.48)	$0.42
Basic earnings (loss) per share	$(0.88)	$0.52	$1.42
Diluted
Distributed earnings	$—	$1.00	$1.00
Undistributed income (excess distribution)	$(0.88)	$(0.48)	$0.42
Diluted earnings (loss) per share	$(0.88)	$0.52	$1.42

Basic earnings per share is calculated by dividing net income available to common shareholders by the weighted average number of common shares outstanding during the period. Diluted earnings per share is calculated by dividing net income available to common shareholders by the sum of the weighted average number of common shares outstanding and the potential number of dilutive common shares outstanding during the period, excluding the effect of any anti-dilutive securities.

SARs and RSUs granted by the Company that contain non-forfeitable rights to receive dividend equivalents are deemed participating securities (see Note 15). Net income available to common shareholders is determined by reducing the Company’s net income for the period by dividend equivalents paid on vested RSUs and SARs during the period.